Deferred Charges	9 Months Ended
Sep. 30, 2014
Deferred Charges [Abstract]
Deferred Charges
9.      Deferred Charges:

During the nine months ended September 30, 2014, the movement of the account deferred charges was as follows:

	Dry - docking	Financing Costs	Total
Balance, December 31, 2013	$16,993	$10,485	$27,478
- Additions	7,514	3,342	10,856
- Disposals	(2,599	)-	(2,599)
- Impairment charge	(152	)-	(152)
- Amortization for the period	(4,253	)(2,695)	(6,948)
Balance, September 30, 2014	$17,503	$11,132	$28,635

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The amortization for dry-docking costs is included in cost of revenue and in selling and distribution cost in the accompanying condensed consolidated statements of income, according to their function. The amortization of financing costs is included in interest and finance costs in the accompanying condensed consolidated statements of income.

The disposals of drydocking charges include the carrying value of the unamortized cost of the vessels that were sold during the period (Note 7).